CONSOLIDATED BALANCE SHEETS [Parenthetical]	Sep. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Liqtech As and Subsidiaries [Member] DKK	Dec. 31, 2009 Liqtech As and Subsidiaries [Member] DKK	Dec. 31, 2010 Blue Moose Media, Inc [Member] USD ($)	Dec. 31, 2009 Blue Moose Media, Inc [Member] USD ($)
Preferred stock, par value (in dollars per share)					$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000
Preferred stock, shares issued					0	0
Preferred stock, shares outstanding					0	0
Discount on notes payable related party (in dollars)	$ 98,936	$ 0
Common stock, par value (per share)	$ 0.001	$ 0.001	1,000	1,000	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	10,000,000	1,560	1,560	100,000,000	100,000,000
Common stock, shares issued	21,600,000	9,308,333	1,560	1,560	41,371,750	21,371,750
Common stock, shares outstanding	21,600,000	9,308,333	1,560	1,560	41,371,750	21,371,750
Treasury stock, shares	0	46,070	6	6
Discount on shareholders notes receivable (in dollars)	$ 98,936	$ 0